Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 110,474	R$ 94,728	R$ 27,982
Financial revenue through amortized cost	4,571	0	0
Foreign currency variation income	742	2,514	0
Financial revenue on sublease agreements	700	390	197
Contingent consideration variation	4,051	13,971	0
Other finance income	1,271	530	332
Finance income	121,809	112,133	28,511
Financial expense on lease agreements	(9,809)	(9,359)	(12,281)
Interest expense on loans and financing	(23,654)	(5,804)	0
Bank fees	(141)	(354)	(119)
Interest and arrears	0	(4)	(80)
Investment losses	(111)	(554)	0
Fines on taxes	(1)	(4)	(65)
Foreign currency variation on liabilities at amortized cost	(775)	(2,986)	(372)
Interest on taxes	(79)	0	(208)
Contingent consideration variation	(19,923)	0	0
Other financial expenses	(87)	0	(4)
Finance costs	(54,580)	(19,065)	(13,129)
Finance profit, net	R$ 67,229	R$ 93,068	R$ 15,382